Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Accounts Receivable, Net

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Accounts receivable	2,988,100	2,532,823	367,225
Allowance for credit losses	(240,326)	(130,148)	(18,870)
Accounts receivable, net	2,747,774	2,402,675	348,355

Schedule of Movement of Allowance for Credit Losses

The following table presents movement of the allowance for credit losses:

	As of December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Balance at the beginning of the year	144,574	360,299	240,326	34,844
Cumulative effect of adopting ASU 2016-13	72,366	—	—	—
Provisions/(Reversal)	202,108	(62,267)	(41,943)	(6,081)
Write-offs	(58,749)	(57,706)	(68,235)	(9,893)
Balance at the end of the year	360,299	240,326	130,148	18,870